Segment analysis - Segment results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Segment analysis
Revenue	$ 8,596	$ 7,014	$ 5,795
Adjusted EBITDA	1,508	1,281	1,041
Capital expenditure	492	351	339
Assets	11,152	10,846	7,341	$ 7,892
Segment assets			6,901
Metal Packaging Europe
Segment analysis
Revenue	3,339	2,470	1,839
Adjusted EBITDA	554	404	289
Capital expenditure	176	80	51
Assets	4,485	4,159
Segment assets			2,028
Metal Packaging Americas
Segment analysis
Revenue	1,931	1,168	435
Adjusted EBITDA	265	154	49
Capital expenditure	80	39	17
Assets	1,858	1,934
Segment assets			441
Glass Packaging Europe
Segment analysis
Revenue	1,549	1,541	1,619
Adjusted EBITDA	340	328	318
Capital expenditure	110	99	122
Assets	2,187	1,998
Segment assets			1,923
Glass Packaging North America
Segment analysis
Revenue	1,777	1,835	1,902
Adjusted EBITDA	349	395	385
Capital expenditure	126	133	149
Assets	$ 2,622	$ 2,755
Segment assets			$ 2,509